Intangible Assets	6 Months Ended
Jun. 30, 2024
Next NRG Holding Corp [Member]
Restructuring Cost and Reserve [Line Items]
Intangible Assets

Note 6 – Intangible Assets

The Company’s intangible assets were acquired in connection with the acquisition of STAT. See Note 1.

Intangibles consisted of the following at June 30, 2024 and December 31, 2023, respectively:

			Estimated Useful
Classification	June 30, 2024	December 31, 2023	Lives (Years)

License agreements	$4,900,000	$-	15
Tradenames/trademarks	600,000	-	5
Less: accumulated amortization	(223,334)	-
Intangibles - net	$5,276,666	$-

Amortization expense for the three and six months ended June 30, 2024 was $111,667 and $223,334, respectively.

NEXTNRG HOLDING CORP AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

JUNE 30, 2024

(UNAUDITED)

Estimated amortization expense for each of the five (5) succeeding years and thereafter is as follows:

For the Years Ended December 31:

2024 (6 Months)	223,334
2025	446,668
2026	446,668
2027	446,668
2028	446,668
Thereafter	3,266,660
Total	$5,276,666